Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Significant Noncash Transactions [Line Items]
Reduction and assumption of debt through sale of certain real estate properties	$ 39,141,000	$ 7,208,000	$ 30,555,000
Financing provided in connection with disposition of assets	24,015,000	0	0
Net real estate and other collateral assets surrendered to lender	38,547,000	30,381,000	7,384,000
Reduction of debt in exchange for collateral assets	0	47,025,000	7,904,000
Real estate acquired in exchange for loans receivable	0	26,609,000	0
Reclass of residual value on expired deferred financing lease to operating asset	11,088,000	0	0
Accrued interest capitalized to principal	3,839,000	4,332,000	6,035,000
Distributions declared and unpaid	80,792,000	87,055,000	76,940,000
Supplemental Cash Flow Disclosures:
Cash paid for interest	163,623,000	182,105,000	206,115,000
Cash paid for taxes	911,000	914,000	1,919,000
Performance Shares
Other Significant Noncash Transactions [Line Items]
Accrued performance share dividend rights	$ 817,000	$ 489,000	$ 564,000